Loans (Tables)	12 Months Ended
Dec. 31, 2020
Loans
Summary of loan portfolio according to classification and subsequent measurement

	December 31,	December 31,
	2020	2019
Loans at amortized cost	4,911,397	5,892,997
Interest receivable	27,350	41,757
Loss allowances	(41,165)	(99,307)
Unearned interest and deferred fees	(5,884)	(12,114)
Loans at amortized cost, net	4,891,698	5,823,333
Loans at fair value through profit or loss (1)	4,949	—
Loans, net	4,896,647	5,823,333

Schedule of fixed and floating interest rate distribution of the loan portfolio

The fixed and floating interest rate distribution of the loan portfolio is as follows:

	December 31,	December 31,
	2020	2019
Fixed interest rates	2,544,544	2,757,333
Floating interest rates	2,371,802	3,135,664
Total	4,916,346	5,892,997

Schedule of carrying amounts and gains arising from the derecognition of these financial instruments

The carrying amounts and gains arising from the derecognition of these financial instruments are presented in the following table. These gains are presented within the line “Loss on financial instruments, net” in the consolidated statement of profit or loss.

	Assignments and	Gains
	participations	(losses)
Carrying amount as of December 31, 2019	15,000	21
Carrying amount as of December 31, 2018	61,667	(625)

Summary of modified financial assets

December 31, 2020

Gross carrying amount before modification	8,829
Allowance loss before modification (1)	(1,796)
Net amortized cost before modification	7,033

Gross carrying amount after modification	8,829
Allowance loss after modification (2)	(1,802)
Net amortized cost after modification	7,027

(1) Expected credit loss for 12 months.

(2) Expected credit loss within the life of the financial asset.

Summary of information related to loans granted to shareholders

	December 31,	December 31,
	2020	2019
Class A and B shareholder loans	522,316	664,447
% Loans to class A and B shareholders over total loan portfolio	11%	11%
% Class A and B stockholders with loans over number of class A and B stockholders	12%	11%